Putnam Emerging Markets Equity Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Emerging Markets Equity Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[2]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		2.09%	2.84%	2.84%	2.59%	2.34%	1.84%
Expense reimbursement	[3]	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)	(0.42%)
Total annual fund operating expenses after expense reimbursement		1.67%	2.42%	2.42%	2.17%	1.92%	1.42%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	735	1,154	1,598	2,826
Class B	745	1,141	1,662	2,958
Class C	345	841	1,462	3,137
Class M	562	1,089	1,641	3,143
Class R	195	691	1,213	2,645
Class Y	145	538	957	2,125

Expense Example, No Redemption - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	245	841	1,462	2,958
Class C	245	841	1,462	3,137